BUSINESS ACQUISITIONS (Schedule of net assets of Bayannaoer Mining) (Details) - Bayannaoer Mining [Member] ¥ in Thousands	Nov. 30, 2017 CNY (¥)
Statement Line Items [Line Items]
Cash and cash equivalents	¥ 631
Other current assets	361
Property, plant and equipment	336
Current liabilities	(611)
Net assets	¥ 717